Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	Year ended December 31,
	2025	2024	2023
Numerator:

Net income	$50,646	$138,322	$33,137
Add: Interest expense on Convertible Notes (*)	—	3,166	—

Net income excluding interest expense on Convertible Notes	$50,646	$141,488	$33,137

Denominator:

Basic weighted-average shares used to compute net income per share	55,550,762	55,579,368	56,829,962

Weighted-average effect of dilutive ordinary shares:

Employee stock options and ESPP shares	1,092,457	1,513,986	1,039,744
RSUs and PSUs	1,073,373	1,433,269	533,331
Convertible Notes	—	1,426,748	—

Dilutive weighted-average shares used to compute net income per share	57,716,592	59,953,371	58,403,037

Basic net income per share	$0.91	$2.49	$0.58

Diluted net income per share	$0.88	$2.36	$0.57

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table]

	Year ended December 31,
	2025	2024	2023

Employee stock options and ESPP shares	687,056	740,329	2,245,872
RSUs and PSUs	1,185,904	238,588	818,288
Convertible Notes	5,463,535	—	1,426,748

	7,336,495	978,917	4,490,908